Schedule of Investments (unaudited) September 30, 2021	BlackRock LifePath® Dynamic Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 40.3%
BlackRock Advantage Emerging Markets Fund, Class K	969,186	$11,746,539
BlackRock Tactical Opportunities Fund, Class K	1,143,115	16,300,824
Diversified Equity Master Portfolio	$67,151,434	67,151,434
International Tilts Master Portfolio	$15,497,139	15,497,139
iShares Developed Real Estate Index Fund, Class K	618,588	6,847,765
iShares MSCI EAFE Small-Cap ETF(b)	89,072	6,627,847

		124,171,548

Fixed-Income Funds — 56.9%
CoreAlpha Bond Master Portfolio	$56,325,949	56,325,949
iShares Core U.S. Aggregate Bond ETF	419,073	48,122,153
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	39,978	5,318,273
iShares TIPS Bond ETF	195,895	25,013,833
Master Total Return Portfolio	$40,338,580	40,338,580

		175,118,788

Security	Shares	Value

Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)	9,136,901	$9,141,470
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	7,094,275	7,094,275

		16,235,745

Total Investments — 102.5% (Cost: $216,841,397)		315,526,081

Liabilities in Excess of Other Assets — (2.5)%		(7,592,173)

Net Assets — 100.0%		$307,933,908

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares/ Investment Value Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$13,468,789	$61,429		$(1,498,060)		$325,780	$(611,399)	$11,746,539	969,186	$61,430		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	10,334,909	—		(1,191,870	)(a)	(1,569)	—	9,141,470	9,136,901	31,489	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,179,214	5,915,061	(a)	—		—	—	7,094,275	7,094,275	426		—
BlackRock Tactical Opportunities Fund, Class K	16,802,575	—		(830,272)		(14,845)	343,366	16,300,824	1,143,115	—		—
CoreAlpha Bond Master Portfolio	60,643,448	—		(5,457,029	)(a)	(141,254)	1,280,784	56,325,949	$56,325,949	1,023,387		—
Diversified Equity Master Portfolio	71,669,041	—		(10,976,503	)(a)	12,185,893	(5,726,997)	67,151,434	$67,151,434	492,804		—
International Tilts Master Portfolio	17,413,189	—		(2,738,038	)(a)	1,747,739	(925,751)	15,497,139	$15,497,139	317,464		—
iShares Core U.S. Aggregate Bond ETF	52,544,201	1,828,632		(4,775,794)		(119,131)	(1,355,755)	48,122,153	419,073	604,350		—
iShares Developed Real Estate Index Fund, Class K	7,662,142	172,509		(1,891,420)		(85,180)	989,714	6,847,765	618,588	172,509		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,416,768	144,930		(46,606)		604	(197,423)	5,318,273	39,978	80,378		—
iShares MSCI EAFE Small-Cap ETF	7,405,928	—		(1,382,322)		342,781	261,460	6,627,847	89,072	70,430		—
iShares TIPS Bond ETF	26,547,626	1,452,538		(3,008,495)		180,616	(158,452)	25,013,833	195,895	798,252		—
Master Total Return Portfolio	44,153,198	—		(3,136,138	)(a)	299,226	(977,706)	40,338,580	$40,338,580	952,576		—

						$14,720,660	$(7,078,159)	$315,526,081		$4,605,495		$—

(a) Represents net amount purchased (sold).

(b) All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral  investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock LifePath® Dynamic Retirement Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	56	10/15/21	$5,719	$62,359
TOPIX Index	6	12/09/21	1,095	5,840
S&P/TSE 60 Index	16	12/16/21	3,022	(87,591)
FTSE 100 Index	10	12/17/21	953	11,536
FTSE/MIB Index	38	12/17/21	5,584	(45,923)
MSCI EAFE Index	38	12/17/21	4,307	(155,532)
Russell 2000 E-Mini Index	99	12/17/21	10,894	(223,270)
10-Year U.S. Treasury Note	80	12/21/21	10,538	(110,407)

				(542,988)

Short Contracts
S&P 500 E-Mini Index	24	12/17/21	5,157	222,062
S&P 500 Micro E-Mini Index	136	12/17/21	2,922	125,867
Ultra U.S. Treasury Bond	28	12/21/21	5,364	130,339
5-Year U.S. Treasury Note	90	12/31/21	11,052	46,609

				524,877

				$(18,111)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	3,504,169	USD	2,765,472	Bank of America N.A.	12/15/21	$1,083
USD	1,752,507	AUD	2,374,356	Deutsche Bank AG	12/15/21	35,402
USD	523,466	EUR	442,000	Morgan Stanley & Co. International PLC	12/15/21	10,718
USD	3,506,008	JPY	386,159,796	Morgan Stanley & Co. International PLC	12/15/21	34,183

						81,386

EUR	8,894,905	USD	10,534,217	Bank of America N.A.	12/15/21	(215,555)
USD	1,734,163	CAD	2,197,368	Morgan Stanley & Co. International PLC	12/15/21	(669)

						(216,224)

						$(134,838)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock LifePath® Dynamic Retirement Fund

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$41,522,975	$—	$—	$41,522,975
Fixed-Income Funds	78,454,259	—	—	78,454,259
Money Market Funds	16,235,745	—	—	16,235,745

	$136,212,979	$—	$—	136,212,979

Investments Valued at NAV(a)				179,313,102

				$315,526,081

Derivative Financial Instruments(b)
Assets
Equity Contracts	$427,664	$—	$—	$427,664
Foreign Currency Exchange Contracts	—	81,386	—	81,386
Interest Rate Contracts	176,948	—	—	176,948
Liabilities
Equity Contracts	(512,316)	—	—	(512,316)
Foreign Currency Exchange Contracts	—	(216,224)	—	(216,224)
Interest Rate Contracts	(110,407)	—	—	(110,407)

	$(18,111)	$(134,838)	$—	$(152,949)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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